Schedule of Grant Date Fair Value of Stock Options Issued (Details) - $ / shares	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Dividend Yield	0.00%	0.00%
Risk free rate		4.10%
Weighted average exercise price	$ 0.97	$ 1.33
Minimum [Member]
Weighted average expected term (years)	5 years 4 months 17 days	5 years 9 months
Volatility	65.68%	97.30%
Risk free rate	3.86%
Maximum [Member]
Weighted average expected term (years)	6 years	6 years
Volatility	101.98%	105.80%
Risk free rate	4.18%